INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2017
INVENTORIES [Abstract]
Schedule of Inventories
Inventories consisted of the following:

	2016	2017
	December 31	September 30
	RMB	RMB
Raw materials	943,958,480	1,073,245,774
Work-in-progress	809,571,580	955,790,283
Finished goods	2,719,984,637	3,213,103,312
Total	4,473,514,697	5,242,139,369